Business acquisitions - Myhayo - Identifiable assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Business acquisition
Gain on bargain purchase (Note 24)			$ 285
Settlement of purchase consideration payable		$ 7,171	(1,694)
Myhayo
Business acquisition
Fair value of cash consideration transferred	$ 726
Cash	2,420
Other current assets	6,329
Property and equipment	8
Intangible asset	697
Current liabilities	(6,688)
Deferred tax liabilities	(238)
Non-controlling interests	(1,517)
Total identifiable net assets (deficits) acquired	1,011
Gain on bargain purchase (Note 24)	$ 285
Mahayo
Business acquisition
Settlement of purchase consideration payable			$ 726